SEGMENTED INFORMATION (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net	$ 17,591	$ 36,459	$ 47,285
Four Customers [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net			23,054
Concentration Risk, Percentage			44.00%
Customers Each Individually [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Three Customers [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net		20,453
Concentration Risk, Percentage		44.00%
Two Customers [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net	$ 11,743
Concentration Risk, Percentage	41.00%